Nature of the Business - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 12, 2026	Feb. 20, 2026	Dec. 12, 2025	Sep. 25, 2025	Aug. 15, 2025	Mar. 31, 2026	Sep. 30, 2021	Dec. 31, 2025	May 30, 2026	Apr. 30, 2026	Feb. 26, 2026	Aug. 20, 2025	Dec. 31, 2024	Jan. 09, 2024	Dec. 31, 2023
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Accumulated deficit						$ 304,334		$ 300,580					$ 294,585		$ 291,442
Sales milestones						$ 470,000		$ 470,000
Sale of stock, authorized amount of common stock												$ 20,000
Common stock, par value						$ 0.01		$ 0.01				$ 0.01	$ 0.01		$ 0.01
Warrant exercise price per share						$ 0.65		$ 0.88
Cash, cash equivalents and marketable securities						$ 6,400		$ 4,800
Securities				$ 9,500
Sale of Stock, Consideration Received Per Transaction					$ 9,500
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value									$ 0.01	$ 0.01
Warrant exercise price per share										$ 0.11
Coastlands Securities Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrant exercise price per share				$ 0.11							$ 0.11
Securities					1,000
New Money Investment							$ 15,000	5,000
Proceeds received				$ 5,000
Sale of Stock, Consideration Received on Transaction					$ 20,000
Domicilium Securities Purchase Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value														$ 0.01
Warrant exercise price per share														$ 0.11
First Tranche [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Securities				8,500
Third Tranche [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Securities				1,000
Third Tranche [Member] | Hercules Term Loan Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Securities				$ 1,000
Third Tranche [Member] | Coastlands Securities Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Securities		$ 1,000						$ 100
Proceeds received		$ 15,000
Third Tranche [Member] | Domicilium Securities Purchase Agreement [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds received	$ 2,000
Pre-Funded Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value				$ 5.39
Warrant exercise price per share				$ 0.11
Sale of Stock, Consideration Received Per Transaction	$ 2,000
Issuance of warrant				742,115
Additional cash and cash equivalent and available for sale debt securities				$ 4,000
Pre-Funded Warrants [Member] | First Tranche [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Warrant exercise price per share				$ 0.11
Issuance of warrant				1,576,542
Pre-Funded Warrants [Member] | Second Tranche [Member] | Coastlands Securities Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of warrant			927,643
Additional cash and cash equivalent and available for sale debt securities			$ 5,000
Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value			$ 5.39
Warrant exercise price per share			$ 0.11
Minimum [Member] | First Tranche [Member] | Coastlands Securities Agreement [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds received			$ 10,000